
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/97      AMENDMENT 00


Institutional Investment Manager:

STEVENSON CAPITAL MANAGEMENT
2420 SAND HILL ROAD, SUITE 101
MENLO PARK                                        CA            94024




Name, Title and Telephone Number of Person Submitting Report:

    WALTER F. STEVENSON            PRESIDENT                    (650) 854-6210


Signature, Place and Date of Signing:

/s/ WALTER F. STEVENSON            MENLO PARK                   CA    02/09/98


































                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE
